Summary of the main accounting policies: Consolidation (Details)				12 Months Ended
	Oct. 07, 2024	Sep. 22, 2023	Oct. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary
Percentage of ownership interest in subsidiary	60.00%	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary				100.00%	100.00%	100.00%
Aeropuerto de Cozumel, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Mrida, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Huatulco, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Oaxaca, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Veracruz, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Villahermosa, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Tapachula, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Minatitln, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Cancun Airport Services, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aerostar Airport Holdings, LLC
Subsidiary
Percentage of ownership interest in subsidiary					60.00%	60.00%
Sociedad Operadora de Aeropuertos Centro Norte, S.A.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
ASUR Dominicana, LLC.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
RH Asur, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Servicios Aeroportuarios del Sureste, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Asur FBO, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Caribbean Logistics, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Cargo RF, S. A. de C. V
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%